EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	75,475,022	47,873,254
Nonvested shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,778,877
Market-conditioned stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	34,796,844